Subordinated Debentures/Notes (Details) (USD $)				12 Months Ended						9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2009 purchaser	Dec. 31, 2012 USB Capital Funding Corp	Dec. 31, 2012 Trust I	Dec. 31, 2012 Junior subordinated notes	Dec. 31, 2012 Trust preferred securities	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Subordinated note	Sep. 30, 2012 Subordinated debt 7% Subordinated notes due April 20, 2022	Apr. 20, 2012 Subordinated debt 7% Subordinated notes due April 20, 2022 purchaser
Preferred securities issued					$ 15,000,000
Junior subordinated debt purchased by Trust I						15,500,000
Variable rate basis				three-month LIBOR plus 200 basis points			three-month LIBOR plus 148 basis points
Basis spread on variable rate (percent)				2.00%			1.48%
Subordinated debentures/notes	80,250,000	75,250,000		25,000,000
Principal amount				5,000,000
Principal amount outstanding larger multiple				5,000,000
Three-month LIBOR rate	0.31%
Cash flow hedge against variability of cash flows related to subordinated debenture								25,000,000
Number of purchasers			38
Subordinated notes principal amount									35,250,000
Portion of principal amount purchased by related parties									14,050,000
Subordinated borrowing, number of purchasers											56
Aggregate principal amount											$ 30,000,000
Interest rate									10.00%	7.00%
Purchase price as a percentage of principal amount											100.00%
Repurchase amount as a percentage of principal											100.00%